Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 16,777.1	$ 242.6	₨ 12,590.8	₨ 9,748.6
Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	16,590.9		12,254.3	8,943.7
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 186.2		₨ 336.5	₨ 804.9